Vessels, subsidiaries and other property, plant and equipment, Pledged Assets (Details) - Vessel	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pledged assets [Abstract]
Number of vessels in operation	22	24	24
Number of vessels held for sale	2